MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.09 - Schedule 3

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xxx	xxx	65086		xxx	California	xxx	Cash Out	Non-QM/Compliant	4	1	Valuation	Valuation	AGSHNS1NA4F-ZI5GG5MN	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	AVM to be ordered as both CU risk scores are missing. 05/09/2022 - Received AVM. Hence, condition is resolved.	05/09/2022 - Received AVM. Hence, condition is resolved.	05/09/2022 - Received AVM. Hence, condition is resolved.			QC Complete	04/30/2026	04/30/2026	04/30/2026	04/28/2022
xxx	xxx	65086	xxx	California	xxx	Cash Out	Non-QM/Compliant	4	1	Compliance	Compliance	AGSHNS1NA4F-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged : 8.320% Allowed : 4.640% Over By : +3.680%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	04/30/2026	04/30/2026	04/30/2026	04/30/2026
xxx	xxx	65086	xxx	California	xxx	Cash Out	Non-QM/Compliant	4	1	Compliance	Compliance	AGSHNS1NA4F-7NVY4BLQ	Resolved	4	R	* State Higher Price Mortgage Loan (Lvl R)	(xxx AB 260, xxx Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxx Financial Code.

xxx AB 260 Higher-Priced Mortgage Loan Test: Charged:  8.320% Allowed : 4.640% Over By: +3.680%

																		This loan is compliant with regulation xxx AB 260, xxx Financial Code Division 1.94995(a)	This loan is compliant with regulation xxx AB 260, California Financial Code Division 1.94995(a)	This loan is compliant with regulation xxx AB 260, California Financial Code Division 1.94995(a)			QC Complete	04/30/2026	04/30/2026	04/30/2026	04/30/2026
xxx	xxx	65107	xxx	Texas	xxx	Refinance	Non-QM/Compliant	4	1	Credit	Credit	SEZ4MIJS2AY-U0OKEMMW	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	"Provide missing information for REO Property located at: xxx - ,Tax Bill or HOA if applicable. If taxes & Insurance are escrowed, provide mortgage statement for the same."

																		07/27/2022 - Received LOE for said property and how it is part of borrowers business with multiple addresses along with tax bill. Hence, exception is resolved.	07/27/2022 - Received LOE for said property and how it is part of borrowers business with multiple addresses along with tax bill. Hence, exception is resolved.	07/27/2022 - Received LOE for said property and how it is part of borrowers business with multiple addresses along with tax bill. Hence, exception is resolved.			QC Complete	04/30/2026	04/30/2026	04/30/2026	04/28/2022
xxx	xxx	65107	xxx	Texas	xxx	Refinance	Non-QM/Compliant	4	1	Compliance	Compliance	SEZ4MIJS2AY-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 6.530% Allowed 5.110% Over by +1.420%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	04/30/2026	04/30/2026	04/30/2026	04/30/2026
xxx	xxx	65107	xxx	Texas	xxx	Refinance	Non-QM/Compliant	4	1	Compliance	Compliance	SEZ4MIJS2AY-KCK2O87U	Resolved	3	R	* 0% Tolerance Fees test fail (Lvl R)	"TRID Violation due to a fee increase on Initial CD dated 04/08/2022. Revised LE dated 04/06/2022 reflects a Appraisal update fee at $0.00, however, Initial CD dated 04/08/2022 reflects the Appraisal update fee at xxx. This is a fee increase of xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."

08/04/2022 : Not Resolved - Still missing COC or cure amount to resolve the condition.

																		Resolved 8/11/2022 : Received LOE for Appraisal fee paid by broker showing on invoice, hence conditions is resolved.	Resolved 8/11/2022 : Received LOE for Appraisal fee paid by broker showing on invoice, hence conditions is resolved.	Resolved 8/11/2022 : Received LOE for Appraisal fee paid by broker showing on invoice, hence conditions is resolved.			QC Complete	04/30/2026	04/30/2026	04/30/2026	12/05/2022